                              INVESTMENT PORTFOLIO
                          JUNE 30, 1998 (IN THOUSANDS)

COMMON STOCKS - 93.3%                          SHARES     VALUE
---------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 26.5 %
 DEPOSITORY INSTITUTIONS - 12.4%
 BankAmerica Corp.                                1        $112
 Chase Manhattan Corp.                            2         151
 Greenpoint Financial Corp.                       4         136
 Popular, Inc.                                    1          73
 Valley National Bancorp                          4         127
                                                           ----
                                                            599
                                                           ----

 INSURANCE CARRIERS - 13.1%
 Cigna Corp.                                      2         166
 Orion Capital Corp.                              3         173
 Reliance Group Holdings, Inc.                    9         164
 Safeco Corp.                                     3         127
                                                           ----
                                                            630
                                                           ----

 SECURITY BROKERS & DEALERS - 1.0%
 Bear Stearns Companies, Inc.                     1          50
                                                           ----

---------------------------------------------------------------
MANUFACTURING - 46.3%
 CHEMICALS & ALLIED PRODUCTS - 10.6%
 Goodrich (B.F.) Co.                              3         164
 Merck & Co., Inc.                               (a)         53
 Olin Corp.                                       3         129
 Schering-Plough Corp.                            2         165
                                                           ----
                                                            511
                                                           ----

 COMMUNICATIONS EQUIPMENT - 2.6%
 Harris Corp.                                     3         125
                                                           ----

 FOOD & KINDRED PRODUCTS - 4.0%
 Interstate Bakeries Corp.                        3         106
 Lancaster Colony Corp.                           2          85
                                                           ----
                                                            191
                                                           ----

 FURNITURE & FIXTURES - 1.8%
 Masco Corp.                                      1          85
                                                           ----

 MACHINERY & COMPUTER EQUIPMENT - 8.3%
 Cincinnati Milacron, Inc.                        5         114
 Ingersoll Rand Co.                               4         154
 Lincoln Electric Holdings                        6         133
                                                           ----
                                                            401
                                                           ----

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

 MEASURING & ANALYZING INSTRUMENTS - 2.1%
 Tektronix,                                                              -------

 PRIMARY SMELTING - 1.8%
 Phelps Dodge Corp.                                   2           86
                                                             -------

 PRINTING & PUBLISHING - 3.2%
 Hollinger International Inc.                         9          156
                                                             -------

 TRANSPORTATION EQUIPMENT - 11.9%
 Ford Motor Co.                                       3          195
 General Dynamics Corp.                               3          158
 General Motors Corp.                                 2          147
 Textron, Inc.                                        1           72
                                                             -------
                                                                 572
                                                             -------

--------------------------------------------------------------------
RETAIL TRADE - 2.5%
 GENERAL MERCHANDISE STORES
 Family Dollar Stores, Inc.                           7          122
                                                             -------

--------------------------------------------------------------------
SERVICES - 7.2%
 BUSINESS SERVICES - 4.0%
 Omnicom Group, Inc.                                  4          190
                                                             -------

 COMPUTER RELATED SERVICES - 3.2%
 Shared Medical Systems Corp.                         2          154
                                                             -------

--------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 7.4%
 TELECOMMUNICATIONS
 Bell Atlantic Corp.                                  1           64
 SBC Communications, Inc.                             4          152
 US West, Inc.                                        3          141
                                                             -------
                                                                 357
                                                             -------

--------------------------------------------------------------------
WHOLESALE TRADE - 3.4%
 NONDURABLE GOODS
 Bergen Brunswig Corp., Class A                       4          164
                                                             -------

TOTAL COMMON STOCKS (cost of $3,619)                           4,496
                                                             -------

PREFERRED STOCKS - 5.2%
--------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 5.2%
 GAS SERVICES - 2.7%
 MCN Energy Group, Inc., PRIDES, 8.750%               6          130
                                                             -------

                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------

PREFERRED STOCKS - CONT.                                 SHARES   VALUE
------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT
 TELECOMMUNICATIONS - 2.5%
 IXC Communications, Inc., PIK, 6.750%                        3     $119
                                                                  ------

TOTAL PREFERRED STOCK (cost of $257)                                 249
                                                                  ------

TOTAL INVESTMENTS  - 98.5% (cost of $3,876) (b)                    4,745
                                                                  ------

SHORT TERM OBLIGATIONS - 1.1%                             PAR
------------------------------------------------------------------------
 Repurchase agreement ABN AMRO Chicago Corp.,
 dated 6/30/98, due 07/01/98 at 6.100%
 collateralized by U.S. Treasury notes and bill with
 various maturities to 2027, market value $54,
 (repurchase proceeds $53)                               $   53       53
                                                                  ------

OTHER ASSETS & LIABILITIES, NET - 0.4%                                22
------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $4,820
                                                                  ------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Rounds to less than one.
(b) Cost for federal income tax purposes is the same.




   Acronym                                    Name
--------------      ---------------------------------------------------------
     PIK                                Payment-In-Kind
   PRIDES           Preferred Redeemable Increased Dividend Equity Securities

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $3,876)                               $4,745
Short-term obligations                                               53
                                                                 ------
                                                                  4,798
Cash                                               $    2
Receivable for:
 Investments sold                                     115
 Dividends                                             10
Deferred organization expenses                         29           156
                                                                 ------
    Total Assets                                                  4,954

LIABILITIES
Payable for:
 Investments purchased                                132
 Other                                                  2
                                                   ------
    Total Liabilities                                               134
                                                                 ------

NET ASSETS                                                       $4,820
                                                                 ======

Net asset value & redemption price per share -
Class A ($4,029/289)                                             $13.96
                                                                 ======
Maximum offering price per share - Class A
($13.96/0.9425)                                                  $14.81 (a)
                                                                 ======
Net asset value & offering price per share -
Class B ($395/28)                                                $13.91 (b)
                                                                 ======
Net asset value & offering price per share -
Class C ($396/28)                                                $13.91 (b)
                                                                 ======

COMPOSITION OF NET ASSETS
Capital paid in                                                  $3,535
Undistributed net investment income                                  12
Accumulated net realized gain                                       404
Net unrealized appreciation                                         869
                                                                 ------
                                                                 $4,820
                                                                 ======

(a)   On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

          See notes to financial statements.

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998

(in thousands)
INVESTMENT INCOME
Dividends                                                 $  76
Interest                                                     13
                                                          -----
       Total investment income                               89

EXPENSES
Management fee                                 $  35
Service fee                                       11
Distribution fee - Class B                         3
Distribution fee - Class C                         3
Transfer agent                                    11
Bookkeeping fee                                   27
Trustee fee                                        9
Custodian fee                                      1
Audit fee                                         12
Legal fee                                          4
Registration fee                                  32
Amortization of deferred
 organization expenses                            11
Other                                              6
                                               -----
                                                 165
Fees and expenses waived or borne
  by the Adviser                                 (93)        72
                                               -----      -----
       Net Investment Income                                 17
                                                          -----


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                601
Net unrealized appreciation during
  the period                                     343
                                               -----
       Net Gain                                             944
                                                          -----

Increase in Net Assets from Operations                    $ 961
                                                          =====

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

          (in thousands)                         Year ended June 30
                                                --------------------
INCREASE (DECREASE) IN NET ASSETS               1998 (a)        1997
Operations:
Net investment income                           $    17      $    39
Net realized gain                                   601          295
Net unrealized appreciation                         343          437
                                                -------      -------
    Net Increase from Operations                    961          771
Distributions:
From net investment income - Class A                (38)         (40)
From net realized gains - Class A                  (394)          --
From net investment income - Class B                 (1)          (3)
From net realized gains - Class B                   (39)          --
From net investment income - Class C                 (1)          (3)
From net realized gains - Class C                   (39)          --
                                                -------      -------
                                                    449          725
                                                -------      -------
Fund Share Transactions:
Receipts for shares sold - Class A                    4            5
Value of distributions reinvested - Class A         432           40
Cost of shares repurchased - Class A                (b)           (5)
                                                -------      -------
                                                    436           40
                                                -------      -------
Receipts for shares sold - Class B                   --           --
Value of distributions reinvested - Class B          40            3
Cost of shares repurchased - Class B                 --           --
                                                -------      -------
                                                     40            3
                                                -------      -------
Receipts for shares sold - Class C                   --           --
Value of distributions reinvested - Class C          40            3
Cost of shares repurchased - Class C                 --           --
                                                -------      -------
                                                     40            3
                                                -------      -------
    Net Increase from Fund Share
      Transactions                                  516           46
                                                -------      -------
        Total Increase                              965          771
NET ASSETS
Beginning of period                               3,855        3,084
                                                -------      -------
End of period (including undistributed
  net investment income of $12 and $24,
  respectively)                                 $ 4,820      $ 3,855
                                                =======      =======

(a)   Class D shares were redesignated Class C shares on July 1, 1997.
(b)   Rounds to less than one.


Continued on next page.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (continued)

                                                           Year ended June 30
                                                          --------------------
                                                          1998 (a)        1997
NUMBER OF FUND SHARES
Sold - Class A                                               (b)            (b)
Issued for distributions reinvested - Class A                35              4
Repurchased - Class A                                        (b)            (b)
                                                           ----           ----
                                                             35              4
                                                           ----           ----
Sold - Class B                                               --             --
Issued for distributions reinvested - Class B                 3             (b)
Repurchased - Class B                                        --             --
                                                           ----           ----
                                                              3             (b)
                                                           ----           ----
Sold - Class C                                               --             --
Issued for distributions reinvested - Class C                 3             (b)
Repurchased - Class C                                        --             --
                                                           ----           ----
                                                              3             (b)
                                                           ----           ----

(a)   Class D shares were redesignated Class C shares on July 1, 1997.
(b)   Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

NOTE 1.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Equity Income Fund (the Fund), a series of Colonial Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
TRANSFER AGENT:  Colonial Investors Service Center, Inc. (the Transfer
Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (The Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the year ended June 30, 1998, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets. Through June 9, 1998 the expense limit was 1.30% of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $3,502,500 and $3,268,497, respectively.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

               Gross unrealized appreciation       $ 1,008,185
               Gross unrealized depreciation          (138,836)
                                                   -----------
                   Net unrealized appreciation     $   869,349
                                                   ===========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At June 30, 1998, Keyport Life Insurance Company owned 99.9% of the Fund's Class A shares outstanding and 100% of the Fund's Class B and Class C shares outstanding.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       Year ended June 30
                                                 ------------------------------
                                                              1998
                                                 Class A     Class B    Class C (c)
                                                 --------    -------    -------
Net asset value -
   Beginning of period                           $  12.690   $ 12.630   $ 12.630
                                                 ---------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)(a)(b)                                0.070     (0.031)    (0.031)
Net realized and
  unrealized gain                                    2.900      2.897      2.897
                                                 ---------   ---------   --------
   Total from Investment
      Operations                                     2.970      2.866      2.866
                                                 ---------   ---------   --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                            (0.150)    (0.036)    (0.036)
From net realized
  gains                                             (1.550)    (1.550)    (1.550)
                                                 ---------   ---------   --------

   Total Distributions Declared
      to Shareholders                               (1.700)    (1.586)    (1.586)
                                                 ---------   ---------   --------
Net asset value -
   End of period                                 $  13.960   $ 13.910   $ 13.910
                                                 =========   =========   ========
Total return (d)(e)                                 24.99%     24.13%     24.13%
                                                 =========   =========   ========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                         1.52%      2.27%      2.27%
Fees and expenses waived
  or borne by the Adviser (f)                        2.11%      2.11%      2.11%
Net investment income (f)                            0.52%     (0.23)%    (0.23)%
Portfolio turnover                                     79%        79%        79%
Net assets at end
  of period (000)                                $  4,029    $   395    $   396

(a)   Net of fees and expenses waived or borne by the Adviser which amounted to

                                                 $  0.285    $ 0.285    $ 0.285

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Class D shares were redesignated Class C shares on July 1, 1997.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:



                                Year ended June 30
                   -------------------------------------------
                                       1997
                    Class A          Class B         Class C
                   ----------       ----------      ----------
                   $   10.280       $   10.260      $   10.260
                   ----------       ----------      ----------


                        0.141            0.058           0.058

                        2.428            2.413           2.413
                   ----------       ----------      ----------

                        2.569            2.471           2.471
                   ----------       ----------      ----------


                       (0.159)          (0.101)         (0.101)
                         --               --              --
                   ----------       ----------      ----------

                       (0.159)          (0.101)         (0.101)
                   ----------       ----------      ----------

                   $   12.690       $   12.630      $   12.630
                   ==========       ==========      ==========
                        25.23%           24.23%          24.23%
                   ==========       ==========      ==========


                         1.55%            2.30%           2.30%

                         2.64%            2.64%            2.64%
                         1.27%            0.52%            0.52%
                          129%             129%            129%

                   $    3,217       $      319      $      319


                   $    0.292       $    0.292      $    0.292

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
28% of the ordinary income distributed by the Fund in the year ended June 30, 1998 qualifies for the corporate dividends received deduction.

For the fiscal year ended June 30, 1998 the Fund earned $311,608 of long term capital gains of which $128,871 and $182,737 are 28% and 20% rate gains, respectively.
--------------------------------------------------------------------------------

                    FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                               Period ended June 30
                                                 ----------------------------------------------
                                                                     1996 (c)
                                                  Class A            Class B          Class C
                                                 ----------         ----------       ----------
Net asset value -
   Beginning of period                           $    9.940         $    9.940       $    9.940
                                                 ----------         ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                                       0.044              0.024            0.024
Net realized and
  unrealized gain                                     0.296              0.296            0.296
                                                 ----------         ----------       ----------
   Total from Investment
      Operations                                      0.340              0.320            0.320
                                                 ----------         ----------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                 --                 --               --
                                                 ----------         ----------       ----------
Net asset value -
   End of period                                 $   10.280         $   10.260       $   10.260
                                                 ==========         ==========       ==========
Total return (d)(e)                                    3.42%(f)           3.22%(f)         3.22%(f)
                                                 ==========         ==========       ==========

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                           1.55%(h)           2.30%(h)         2.30%(h)
Fees and expenses waived
  or borne by the Adviser (g)                          1.55%(h)           1.55%(h)         1.55%(h)
Net investment
  income (g)                                           1.77%(h)           1.02%(h)         1.02%(h)
Portfolio turnover                                       16%(f)             16%(f)           16%(f)
Net assets at end
  of period (000)                                $    2,570         $      257       $      257

(a) Net of fees and expenses waived or borne by the Adviser which amounted to

                                                 $    0.039         $    0.039       $    0.039

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)   Annualized

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST VI AND THE SHAREHOLDER OF COLONIAL EQUITY INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Equity Income Fund (the "Fund") (a series of Colonial Trust VI) at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.






PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1998